UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21677

Cohen & Steers International Realty Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue, New York, NY			10017
(Address of principal executive offices)			(Zip code)

Adam M. Derechin Cohen & Steers Capital Management, Inc. 280 Park Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2007

Item 1. Reports to Stockholders.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

August 9, 2007

To Our Shareholders:

We are pleased to submit to you our report for the six months ended June 30, 2007. The net asset values per share at that date were $18.66, $18.61 and $18.68 for Class A, Class C and Class I shares, respectively. In addition, a regular dividend was declared for shareholders of record on June 28, 2007 and paid on June 29, 2007 to all three classes of shares. The dividends were as follows: Class A - $0.135; Class C - $0.084 and Class I - $0.162.a

The total return, including income and change in net asset value, for Cohen & Steers International Realty Fund and the comparative benchmarks were:

Six Months Ended June 30, 2007
Cohen & Steers International Realty Fund—Class A	1.70%
Cohen & Steers International Realty Fund—Class C	1.38%
Cohen & Steers International Realty Fund—Class I	1.85%
S&P/Citigroup BMI World Property Index (ex. - U.S.)[b]	4.77%
S&P 500 Index[b]	6.96%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the fund current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com.

Investment Review

International real estate securities markets experienced a challenging second quarter, in the wake of strong performance in 2006 and an overall solid first quarter. In many markets, there was mounting speculation over rising interest rates and uncertainty about whether asset pricing would suffer. While demand for space generally continued to outpace supply, growth rates for real estate companies have stabilized this year (with notable exceptions, especially in Asia), after accelerating in the past few years. This signaled a general end to the stock-multiple expansion of the real estate phase, and set expectations for more normalized (yet solid) returns commensurate with cash flow growth.

a  Please note that distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The final tax treatment of these distributions is reported to shareholders after the close of each fiscal year.

b  The S&P/Citigroup BMI World Property Index (excluding U.S.) is an unmanaged portfolio of approximately 331 constituents from 21 countries. The S&P 500 Index is an unmanaged index of common stocks that is frequently used as a general measure of stock market performance.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Asia had across-the-board gains, paced by Singapore (with a total return of 34.3%),1 reflecting strong demand for space and limited new supply, especially in the office sector. Japan (+13.0%) benefited from optimism that its real estate market has entered a sustained recovery after a long period of deflation. Land prices in Japan are rising for the first time in 16 years. Property fundamentals, especially in Tokyo, are accelerating, and office vacancy rates in the city's main wards have fallen below 3%. Hong Kong (+14.2%) continued to benefit from its role as a conduit to business activity in China. This was highlighted in May when China's government designated Hong Kong as the only window for Chinese investment in overseas securities products, including Hong Kong equities. Demand for office space has remained strong and sentiment is improving in the residential market.

United Kingdom and continental Europe soften in tandem

Germany (–14.3%) struggled, despite an improving economy, as restructuring of the residential market proved slower than expected. The country's REIT structure was introduced in March (retroactive to January 1), although the market is unlikely to see its first REITs listed until 2008 due to more advantageous tax treatment for corporate asset sales next year. The United Kingdom (–18.4%) also declined, hampered by concerns over slowing NAV growth along with rising interest rates. Equity generalists—that is, non-REIT specialists—have been selling real estate securities with the belief that real estate will underperform other equities in the near term. (Generalists represent the majority of U.K. investors). Norway (+5.1%) was an exception, aided by improving demand for office space and limited new supply due to high construction costs.

A strong trend of merger and acquisition activity (including LBOs) outside the United States continued. France's Unibail and the Netherlands' Rodamco Europe announced that they would merge, a deal that created the largest pan-European portfolio of Class A shopping centers. DaVinci Advisors announced that it would launch a tender offer bid for TOC Co., a Japanese office owner listed on the Tokyo Stock Exchange. Other highlights included Morgan Stanley's announcement that it would acquire Investa Property Group, Australia's largest listed office manager.

1  Returns are in local currencies, as measured by the S&P/Citigroup BMI World Property Index.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Global Real Estate Securities Total Returns in Local Currencies
YTD through June 30, 2007

Performance: Germany and U.K overweights more than offset Hong Kong overweight

The fund had a positive total return in the period but trailed its benchmark. Factors that hindered its performance included our overweights in the United Kingdom and Germany and underweight in Singapore. Positive contributors to the fund's performance included strong stock selection in Japan and Hong Kong, along with our overweight in Hong Kong. Stock selection in Norway was favorable as well.

Investment Outlook

Valuations generally have become attractive in our view, with a fair degree of pessimism priced into many markets, including the possibility of some decline in property values. In the United Kingdom, many real estate companies are trading at substantial discounts relative to their net asset values. Over time, we believe that stock prices will revert toward underlying valuations in the United Kingdom; we also expect to see an increase in stock buybacks as companies take advantage of lower valuations.

Germany's economy is improving, and we believe this will translate into better office market conditions as demand for space strengthens in major cities. The country's new REIT structure should drive a long-term shift toward securitization as Germany's extensive private real estate holdings begin to go public.

We believe economic growth in Asia is driving demand for space that will continue to exceed supply growth. As a result, occupancies and rents could accelerate in many markets, especially in Hong Kong, Japan and Singapore, although Singapore has become generally more fairly priced. We favor Hong Kong, based on our view of its long-term fundamentals combined with compelling valuations; stocks here generally trade at large discounts to underlying net asset values, and several holdings provide direct participation in China's economic growth. We will seek opportunities to add to our Japan weighting through companies that principally focus on Tokyo. In our view, supply growth will remain significantly below demand growth—new supply was largely absent throughout the country's long deflationary period.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Of course, there are certain risks that exist when investing in real estate securities, including declining property values or declining rents resulting from legal or economic developments. Foreign securities carry their own risks, such as currency fluctuations, political and economic uncertainties and differences in accounting standards. Having said that, we expect European and Asian real estate securities to benefit over time from solid GDP growth, strong property fundamentals and continued acquisition and development opportunities. If the REIT structure is adopted by more countries, securitization could outpace such activity in the United States.

Sincerely,

MARTIN COHEN	ROBERT H. STEERS

Co-chairman	Co-chairman

JOSEPH M. HARVEY	JAMES S. CORL

Portfolio Manager	Portfolio Manager

W. JOSEPH HOULIHAN	GERIOS J.M. ROVERS

Portfolio Manager	Portfolio Manager

The views and opinions in the preceding commentary are as of the date stated and are subject to change. This material represents an assessment of the market environment at a specific point in time, should not be relied upon as investment advice and is not intended to predict or depict performance of any investment.

Visit Cohen & Steers online at cohenandsteers.com

For more information about any of our funds, visit cohenandsteers.com, where you'll find daily net asset values, fund fact sheets and portfolio highlights. You can also access newsletters, education tools and market updates covering REIT, utility and preferred securities sectors.

In addition, our Web site contains comprehensive information about our firm, including our most recent press releases, profiles of our senior investment professionals, and an overview of our investment approach.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Performance Review (unaudited)

Average Annual Total Returns for Periods Ended June 30, 2007

	Class A Shares	Class C Shares	Class I Shares
1 Year (with sales charge)	22.24%[a]	26.11%[b]	—
1 Year (without sales charge)	28.00%	27.11%	28.37%
Since Inception[c] (with sales charge)	24.39%[a]	26.19%	—
Since Inception[c] (without sales charge)	26.97%	26.19%	27.40%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance information current to the most recent month-end can be obtained by visiting our Web site at cohenandsteers.com. The performance table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

a  Reflects a 4.50% front-end sales charge.

b  Reflects a contingent deferred sales charge of 1%.

c  Inception date of March 31, 2005.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07—06/30/07.

Actual Expenses

The first line of the table below provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Expense Example (Unaudited)—(Continued)

	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period * January 1, 2007– June 30, 2007
Class A
Actual (1.70% return)	$1,000.00	$1,017.00	$7.05
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.80	$7.05
Class C
Actual (1.38% return)	$1,000.00	$1,013.80	$10.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.58	$10.29
Class I
Actual (1.85% return)	$1,000.00	$1,018.50	$5.31
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.54	$5.31

*  Expenses are equal to the fund's Class A, Class C and Class I annualized expense ratio of 1.41%, 2.06% and 1.06%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

JUNE 30, 2007

Top Ten Holdings
(Unaudited)

Security	Market Value	% of Net Assets
Mitsubishi Estate Co., Ltd.	$312,196,873	7.2%
Mitsui Fudosan Co., Ltd.	303,243,533	7.0
Land Securities Group PLC	248,533,054	5.7
Unibail-Rodamco	240,937,100	5.5
British Land Co., PLC	222,181,038	5.1
Cheung Kong Holdings Ltd.	190,257,891	4.4
Westfield Group	166,138,690	3.8
Henderson Land Development Company Ltd.	153,845,381	3.5
Hongkong Land Holdings Ltd. (USD)	135,742,820	3.1
Hysan Development Company Ltd.	121,951,055	2.8

Country Breakdown

(Based on Net Assets)
(Unaudited)

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2007 (Unaudited)

		Number of Shares	Value
COMMON STOCK	98.5%
AUSTRALIA	11.7%
DIVERSIFIED	3.5%
GPT Group		20,246,608	$79,989,278
Mirvac Group		4,186,804	20,232,571
Stockland		7,525,211	51,995,993
			152,217,842
INDUSTRIAL	1.0%
Macquarie Goodman Group		7,562,657	43,086,108
OFFICE	2.1%
Commonwealth Property Office Fund		8,180,518	11,616,872
ING Office Fund		36,724,226	54,485,920
Tishman Speyer Office Fund		13,000,000	26,120,728
			92,223,520
SHOPPING CENTER	5.1%
CFS Gandel Retail Trust		13,621,141	24,828,217
Macquarie CountryWide Trust		18,595,603	31,846,024
Westfield Group		9,817,856	166,138,690
			222,812,931
TOTAL AUSTRALIA			510,340,401
AUSTRIA	1.0%
DIVERSIFIED
CA Immobilien Anlagen AGa		1,440,900	42,533,534
Immofinanz Immobilien Anlagen AGa		136,379	1,995,332
			44,528,866
CANADA	0.5%
RESIDENTIAL—APARTMENT
Boardwalk REIT		486,600	22,223,037

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
FINLAND	1.3%
DIVERSIFIED
Citycon Oyj		2,051,267	$13,242,883
Sponda Oyj		2,905,535	42,352,960
			55,595,843
FRANCE	7.9%
DIVERSIFIED	7.5%
Fonciere des Regions		419,103	61,550,628
Societe Immobiliere de Location pour L'Industrie et le Commerce (Silic)		147,920	23,924,164
Unibail-Rodamco		936,193	240,937,100
			326,411,892
SHOPPING CENTER	0.4%
Mercialys Promesse		478,345	16,547,944
TOTAL FRANCE			342,959,836
GERMANY	3.6%
APARTMENT	1.0%
Gagfah SA		450,840	9,854,553
Patrizia Immobilien AG		1,958,566	34,778,753
			44,633,306
DIVERSIFIED	1.1%
IVG Immobilien AG		1,191,946	46,670,985
OFFICE	1.5%
Alstria Office AGa		1,657,090	33,552,096
Eurocastle Investment Ltd.		663,806	30,762,164
			64,314,260
TOTAL GERMANY			155,618,551

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
HONG KONG	22.3%
DIVERSIFIED	18.0%
Cheung Kong Holdings Ltd.		14,513,800	$190,257,891
Chinese Estates Holdings Ltd.		13,159,000	20,699,777
Great Eagle Holdings Ltd.		20,276,435	71,052,578
Hang Lung Properties Ltd.		12,456,609	42,933,499
Henderson Land Development Company Ltd.		22,590,569	153,845,381
Hysan Development Company Ltd.		45,844,216	121,951,055
Kerry Properties Ltd.		5,230,980	32,981,291
Sun Hung Kai Properties Ltd.		6,660,665	80,242,818
Wharf Holdings Ltd.		16,555,787	66,166,404
			780,130,694
HOTEL	1.1%
Shangri-La Asia Ltd.		19,588,832	47,348,696
OFFICE	3.1%
Hongkong Land Holdings Ltd. (USD)		30,165,071	135,742,820
SHOPPING CENTER	0.1%
Link REIT		2,198,424	4,864,019
TOTAL HONG KONG			968,086,229
ITALY	1.4%
DIVERSIFIED	1.0%
Beni Stabili S.p.A.		29,649,689	43,379,825
SHOPPING CENTER	0.4%
Immobiliare Grande Distribuzione		4,366,102	17,964,264
TOTAL ITALY			61,344,089

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
JAPAN	20.9%
DIVERSIFIED	18.5%
Heiwa Real Estate Co., Ltd.		3,771,000	$27,625,925
Kenedix Realty Investment Corp. (Note 2)		11,679	87,551,001
Mitsubishi Estate Co., Ltd.		11,474,400	312,196,873
Mitsui Fudosan Co., Ltd.		10,791,000	303,243,533
Mori Hills REIT Investment Corp.		586	5,758,863
NTT Urban Development Corp.		13,900	26,981,523
Sumitomo Realty & Development Co., Ltd.		1,232,000	40,224,487
			803,582,205
RESIDENTIAL—APARTMENT	0.5%
New City Residence Investment Corp.		3,830	21,308,020
SHOPPING CENTER	1.9%
AEON Mall Co., Ltd.		2,088,200	64,278,400
Japan Retail Fund Investment Corp.		2,048	17,797,848
			82,076,248
TOTAL JAPAN			906,966,473
NETHERLANDS	1.8%
INDUSTRIAL	0.7%
ProLogis European Properties		1,626,150	28,501,803
OFFICE	1.1%
Corio NV		374,351	29,477,773
VastNed Offices/Industrial NV		491,444	18,224,959
			47,702,732
TOTAL NETHERLANDS			76,204,535
NORWAY	1.3%
OFFICE
Norwegian Property ASA		4,389,692	54,899,530

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
SINGAPORE	2.2%
DIVERSIFIED	1.5%
CapitaLand Ltd.		8,014,900	$42,411,034
Singapore Land Ltd.		2,985,000	22,230,279
			64,641,313
OFFICE	0.7%
CapitaCommercial Trust		16,795,000	32,147,215
TOTAL SINGAPORE			96,788,528
SWEDEN	2.0%
DIVERSIFIED
Castellum AB		4,419,386	53,471,779
Fabege AB		2,942,590	32,484,142
Kungsleden AB		169,653	2,127,112
			88,083,033
UNITED KINGDOM	20.6%
DIVERSIFIED	13.6%
British Land Co., PLC		8,256,894	222,181,038
Hammerson PLC		2,373,625	68,351,294
Helical Bar PLC		2,696,346	25,069,293
Land Securities Group PLC		7,100,702	248,533,054
Quintain Estates & Development PLC		1,600,000	26,041,050
			590,175,729
INDUSTRIAL	2.6%
Brixton PLC		3,198,593	28,165,279
Slough Estates PLC		6,691,954	83,988,234
			112,153,513
OFFICE	2.9%
Derwent London PLC		2,844,632	104,820,841
Great Portland Estates PLC		1,599,663	21,281,384
			126,102,225

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2007 (Unaudited)

		Number of Shares	Value
SELF STORAGE	0.3%
Safestore Holdings Ltd.		3,261,739	$12,510,310
SHOPPING CENTER	1.2%
Liberty International PLC		2,373,000	54,561,802
TOTAL UNITED KINGDOM			895,503,579
TOTAL COMMON STOCK (Identified cost—$4,019,039,507)			4,279,142,530
		Principal Amount
COMMERCIAL PAPER	1.3%
San Paolo U.S. Finance Co., 4.15%, due 7/2/07 (Identified cost—$56,610,473)		$56,617,000	56,610,473
TOTAL INVESTMENTS (Identified cost—$4,075,649,980)	99.8%		4,335,753,003
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2%		7,035,154
NET ASSETS	100.0%		$4,342,788,157

Glossary of Portfolio Abbreviations

REIT  Real Estate Investment Trust

USD  United States Dollar

Note: Percentages indicated are based on the net assets of the fund.

a  Non-income producing security.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2007 (Unaudited)

ASSETS:
Investments in securities, at value (Identified cost—$3,997,532,722)	$4,248,202,002
Investments in affiliate, at value (Identified cost—$78,117,258)	87,551,001
Foreign currency, at value (Identified cost—$7,137,758)	7,155,002
Receivable for fund shares sold	35,278,417
Dividends receivable	9,936,093
Receivable for investment securities sold	8,913,369
Dividend receivable from affiliate	790,790
Other assets	408,921
Total Assets	4,398,235,595
LIABILITIES:
Payable for investment securities purchased	28,000,123
Payable for fund shares redeemed	12,854,114
Payable for dividends declared	10,666,862
Payable for investment advisory fees	3,189,306
Payable for administration fees	216,425
Payable for distribution fees	116,490
Payable for shareholder servicing fees	41,466
Payable for directors' fees	9,387
Other liabilities	353,265
Total Liabilities	55,447,438
NET ASSETS	$4,342,788,157
NET ASSETS consist of:
Paid-in-capital	$4,025,995,630
Dividends in excess of net investment income	(36,860,690)
Accumulated undistributed net realized gain	93,513,076
Net unrealized appreciation	260,140,141
$4,342,788,157

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2007 (Unaudited)

CLASS A SHARES:
NET ASSETS	$1,927,890,946
Shares issued and outstanding ($0.001 par value common stock outstanding)	103,317,265
Net asset value and redemption price per share	$18.66
Maximum offering price per share ($18.66 ÷ 0.955)[a]	$19.54
CLASS C SHARES:
NET ASSETS	$1,251,477,983
Shares issued and outstanding ($0.001 par value common stock outstanding)	67,259,547
Net asset value and offering price per share[b]	$18.61
CLASS I SHARES:
NET ASSETS	$1,163,419,228
Shares issued and outstanding ($0.001 par value common stock outstanding)	62,267,988
Net asset value, offering, and redemption price per share	$18.68

a  On investments of $100,000 or more, the offering price is reduced.

b  Redemption price per share is equal to the net asset value per share less any applicable deferred sales charge of 1% on shares held for less than one year.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2007 (Unaudited)

Investment Income:
Dividend income (net of $6,428,632 of foreign withholding tax)	$54,255,383
Dividend income from affiliate (net of $61,870 of foreign withholding tax)	821,987
Interest income	1,655,714
Total Income	56,733,084
Expenses:
Investment advisory fees	16,077,342
Distribution fees—Class A	1,968,129
Distribution fees—Class C	3,922,329
Shareholder servicing fees—Class A	787,252
Shareholder servicing fees—Class C	1,307,443
Administration fees	1,232,741
Custodian fees and expenses	823,912
Transfer agent fees and expenses	480,105
Registration fees	173,196
Shareholder reporting expenses	122,210
Professional fees	99,369
Directors' fees and expenses	31,675
Line of credit fees	20,930
Miscellaneous	19,899
Total Expenses	27,066,532
Net Investment Income	29,666,552
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	83,800,199
Investment in affiliate	12,174
Foreign currency transactions	(3,249,763)
Net realized gain	80,562,610
Net change in unrealized appreciation on:
Investments	(155,512,645)
Investment in affiliate	9,433,743
Foreign currency translations	89,501
Net change in unrealized appreciation	(145,989,401)
Total net realized and unrealized loss on investments	(65,426,791)
Net Decrease in Net Assets Resulting from Operations	$(35,760,239)

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006
Change in Net Assets:
From Operations:
Net investment income	$29,666,552	$12,449,838
Net realized gain	80,562,610	27,735,137
Net change in unrealized appreciation	(145,989,401)	383,026,686
Net increase (decrease) in net assets resulting from operations	(35,760,239)	423,211,661
Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(13,837,041)	(21,290,215)
Class C	(5,621,987)	(13,994,061)
Class I	(9,979,468)	(18,596,373)
Net realized gain on investments:
Class A	—	(3,907,785)
Class C	—	(2,983,495)
Class I	—	(3,127,535)
Total dividends and distributions to shareholders	(29,438,496)	(63,899,464)
Capital Stock Transactions:
Increase in net assets from fund share transactions	2,087,435,049	1,658,109,653
Total increase in net assets	2,022,236,314	2,017,421,850
Net Assets:
Beginning of period	2,320,551,843	303,129,993
End of period[a]	$4,342,788,157	$2,320,551,843

a  Includes dividends in excess of net investment income of $36,860,690 and $37,088,746, respectively.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.

	Class A
Per Share Operating Performance:	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Period March 31, 2005[a] to December 31, 2005
Net asset value, beginning of period	$18.48	$13.28	$11.46
Income from investment operations:
Net investment income	0.17 [b]	0.20 [b,c]	0.07 [b]
Net realized and unrealized gain on investments	0.15	5.59	1.86
Total from investment operations	0.32	5.79	1.93
Less dividends and distributions to shareholders from:
Net investment income	(0.14)	(0.50)	(0.06)
Net realized gain on investments	—	(0.09)	(0.05)
Total dividends and distributions to shareholders	(0.14)	(0.59)	(0.11)
Redemption fees retained by the fund[d]	0.00	0.00	0.00
Net increase in net asset value	0.18	5.20	1.82
Net asset value, end of period	$18.66	$18.48	$13.28
Total investment return[e]	1.70%[f]	43.88%	16.88%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,927.9	$921.0	$91.6
Ratio of expenses to average daily net assets (before expense reduction)	1.41%[g]	1.61%	1.86%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	1.41%[g]	1.61%	1.70%[g]
Ratio of net investment income to average daily net assets (before expense reduction)	1.77%[g]	1.26%	0.56%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.77%[g]	1.26%	0.72%[g]
Portfolio turnover rate	21%[f]	30%	35%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  18.1% of gross income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
Per Share Operating Performance:	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Period March 31, 2005[a] to December 31, 2005
Net asset value, beginning of period	$18.44	$13.26	$11.46
Income from investment operations:
Net investment income	0.10 [b]	0.10 [b,c]	0.01 [b]
Net realized and unrealized gain on investments	0.15	5.58	1.87
Total from investment operations	0.25	5.68	1.88
Less dividends and distributions to shareholders from:
Net investment income	(0.08)	(0.41)	(0.03)
Net realized gain on investments	—	(0.09)	(0.05)
Total dividends and distributions to shareholders	(0.08)	(0.50)	(0.08)
Redemption fees retained by the fund[d]	0.00	0.00	0.00
Net increase in net asset value	0.17	5.18	1.80
Net asset value, end of period	$18.61	$18.44	$13.26
Total investment return[e]	1.38%[f]	42.99%	16.37%[f]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,251.5	$688.1	$61.4
Ratio of expenses to average daily net assets (before expense reduction)	2.06%[g]	2.26%	2.50%[g]
Ratio of expenses to average daily net assets (net of expense reduction)	2.06%[g]	2.26%	2.35%[g]
Ratio of net investment income (loss) to average daily net assets (before expense reduction)	1.07%[g]	0.63%	(0.09)%[g]
Ratio of net investment income to average daily net assets (net of expense reduction)	1.07%[g]	0.63%	0.07%[g]
Portfolio turnover rate	21%[f]	30%	35%[f]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  18.1% of gross income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Does not reflect sales charges, which would reduce return.

f  Not annualized.

g  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
Per Share Operating Performance:	For the Six Months Ended June 30, 2007	For the Year Ended December 31, 2006	For the Period March 31, 2005[a] to December 31, 2005
Net asset value, beginning of period	$18.50	$13.28	$11.46
Income from investment operations:
Net investment income	0.20 [b]	0.26 [b,c]	0.11 [b]
Net realized and unrealized gain on investments	0.14	5.59	1.85
Total from investment operations	0.34	5.85	1.96
Less dividends and distributions to shareholders from:
Net investment income	(0.16)	(0.54)	(0.09)
Net realized gain on investments	—	(0.09)	(0.05)
Total dividends and distributions to shareholders	(0.16)	(0.63)	(0.14)
Redemption fees retained by the fund[d]	0.00	0.00	0.00
Net increase in net asset value	0.18	5.22	1.82
Net asset value, end of period	$18.68	$18.50	$13.28
Total investment return	1.85%[e]	44.45%	17.14%[e]
Ratios/Supplemental Data:
Net assets, end of period (in millions)	$1,163.4	$711.5	$150.2
Ratio of expenses to average daily net assets (before expense reduction)	1.06%[f]	1.25%	1.57%[f]
Ratio of expenses to average daily net assets (net of expense reduction)	1.06%[f]	1.25%	1.35%[f]
Ratio of net investment income to average daily net assets (before expense reduction)	2.05%[f]	1.60%	1.00%[f]
Ratio of net investment income to average daily net assets (net of expense reduction)	2.05%[f]	1.60%	1.22%[f]
Portfolio turnover rate	21%[e]	30%	35%[e]

a  Commencement of operations.

b  Calculation based on average shares outstanding.

c  18.1% of gross income was attributable to a special dividend paid by Great Eagle Holdings Ltd.

d  Amount is less than $0.005.

e  Not annualized.

f  Annualized.

See accompanying notes to financial statements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Significant Accounting Policies

Cohen & Steers International Realty Fund, Inc. (the fund) was incorporated under the laws of the State of Maryland on November 23, 2004 and is registered under the Investment Company Act of 1940, as amended, as a nondiversified, open-end management investment company. The fund's investment objective is total return. The authorized shares of the fund are divided into three classes designated Class A, C, and I shares. Each of the fund's shares has equal dividend, liquidation and voting rights (except for matters relating to distributions and shareholder servicing of such shares).

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.

Securities not listed on the New York Stock Exchange (NYSE) but listed on other domestic or foreign securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. (Nasdaq) national market system are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, but excluding securities admitted to trading on the Nasdaq National List, are valued at the official closing prices as reported by Nasdaq, the National Quotation Bureau, or such other comparable sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes most closely reflect the value of such securities.

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Securities for which market prices are unavailable, or securities for which the advisor determines that bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the fund's Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such securities, such values may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the NYSE using a pricing service and/or procedures approved by the fund's Board of Directors.

The fund's use of fair value pricing may cause the net asset value of fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the fund is informed after the ex-dividend date. The fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available, and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/ (depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions. Income, expenses (other than expenses attributable to a specific class), and

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Foreign Currency Translation and Forward Foreign Currency Contracts: The books and records of the fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Foreign Securities: The fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income are declared and paid semi-annually. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have them paid in cash.

Federal Income Taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 2. Investment Advisory and Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: The advisor serves as the fund's investment advisor pursuant to an investment advisory agreement (the advisory agreement). Under the terms of the advisory agreement, the advisor provides the fund with the day-to-day investment decisions and generally manages the fund's investments in accordance with the stated policies of the fund, subject to the supervision of the fund's Board of Directors. For the services provided to the fund, the advisor receives a monthly fee, accrued daily and paid monthly, at the annual rate of 0.95% of the average daily net assets of the fund up to and including $1.5 billion and 0.85% of the average daily net asset above $1.5 billion.

Under subadvisory agreements between the advisor and Cohen & Steers Asia Limited, Cohen & Steers UK Limited and Cohen & Steers Europe S.A. (formerly, Houlihan Rovers S.A.) (collectively the subadvisors), affiliates of the advisor, the subadvisors are responsible for managing the fund's investments in certain non-U.S. real estate securities. For their services provided under the subadvisory agreement, the advisor (not the fund) pays the subadvisors 27.5%, 10.0% and 10.0%, respectively, of the advisory fee received by the advisor from the fund. Prior to January 16, 2007, Cohen & Steers Europe S.A was the sole sub-advisor and was paid by the advisor at the annual rate of 0.30% of the average daily net assets of the fund. For the six months ended June 30, 2007, the advisor paid the subadvisors $4,254,402, $1,762,044 and $1,949,758, respectively.

Administration Fees: The fund has entered into an administration agreement with the advisor under which the advisor performs certain administrative functions for the fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.06% of the fund's average daily net assets. For the six months ended June 30, 2007, the fund paid the advisor $1,082,365 in fees under this administration agreement. Additionally, the fund has retained State Street Bank and Trust Company as sub-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the advisor. The fund has adopted a distribution plan (the plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The plan provides that the fund will pay the distributor a fee at an annual rate of up to 0.25% of the average daily net assets attributable to the Class A shares and up to 0.75% of the average daily net assets attributable to the Class C shares.

For the six months ended June 30, 2007, the fund has been advised that the distributor received $1,081,350 in sales commissions from the sale of Class A shares and that the distributor also received $67,489 and $235,635 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the distributor and are used by the distributor to defray its expenses related to providing distribution-related services to the fund in connection with the sale of the Class C shares, including payments to dealers and other

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

financial intermediaries for selling Class C shares and interest and other financing costs associated with Class C shares.

Shareholder Servicing Fees: The fund has adopted a shareholder services plan which provides that the fund may obtain the services of qualified financial institutions to act as shareholder servicing agents for their customers. For these services, the fund may pay the shareholder servicing agent a fee, accrued daily and paid monthly, at an annual rate of up to 0.10% of the average daily net asset value of the fund's Class A shares and up to 0.25% of the average daily net asset value of the fund's Class C shares.

Directors' and Officers' Fees: Certain directors and officers of the fund are also directors, officers, and/or employees of the advisor. The fund does not pay compensation to any affiliated directors and officers except for the Chief Compliance Officer, who received $18,575 from the fund for the six months ended June 30, 2007.

Investments in affiliate: An affiliate company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions and period end holdings with such companies during the six months ended June 30, 2007 were as follows:

Issuer	Shares Held	Value	Change In Unrealized Appreciation	Dividend Income	Realized Gain
Kenedix Realty Investment Corp.	11,679	$87,551,001	$9,433,743	$821,987	$12,174

During the six months ended June 30, 2007, the fund purchased Kenedix Realty Investment Corp. in the aggregate amount of $57,916,283 and sold in the aggregate amount of $146,100.

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2007 totaled $2,817,398,159 and $740,568,498, respectively.

Note 4. Income Tax Information

As of June 30, 2007, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$4,075,649,980
Gross unrealized appreciation	$380,734,784
Gross unrealized depreciation	(120,631,761)
Net unrealized appreciation	$260,103,023

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 5. Capital Stock

The fund is authorized to issue 200 million shares of capital stock, at a par value of $0.001 per share. The Board of Directors of the fund may increase or decrease the aggregate number of shares of common stock that the fund has authority to issue. Transactions in fund shares were as follows:

	For the Six Months Ended June 30, 2007		For the Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class A:
Sold	61,699,032	$1,201,171,229	46,467,246	$751,852,467
Issued as reinvestment of dividends and distributions	416,233	7,766,913	790,327	13,986,265
Redeemed	(8,635,056)	(167,739,756)	(4,318,940)	(67,382,581)
Redemption fees retained by the fund[a]	—	313,484	—	45,337
Net increase	53,480,209	$1,041,511,870	42,938,633	$698,501,488
Class C:
Sold	32,999,864	$640,912,095	33,421,539	$534,794,092
Issued as reinvestment of dividends and distributions	133,430	2,483,109	418,972	7,471,231
Redeemed	(3,191,857)	(61,820,575)	(1,149,560)	(18,310,143)
Redemption fees retained by the fund[a]	—	197,727	—	33,909
Net increase	29,941,437	$581,772,356	32,690,951	$523,989,089

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2007		For the Year Ended December 31, 2006
	Shares	Amount	Shares	Amount
Class I:
Sold	29,101,432	$567,860,836	29,457,416	$472,400,076
Issued as reinvestment of dividends and distributions	456,242	8,522,605	1,103,766	19,357,953
Redeemed	(5,751,696)	(112,416,750)	(3,406,325)	(56,177,768)
Redemption fees retained by the fund[a]	—	184,132	—	38,815
Net increase	23,805,978	$464,150,823	27,154,857	$435,619,076

a  The fund may charge a 1% redemption fee on shares sold within six months of the time of purchase.

Note 6. Borrowings

The fund, in conjunction with other Cohen & Steers funds, is a party to a $150,000,000 syndicated credit agreement (the credit agreement) with State Street Bank and Trust Company, as administrative agent and operations agent, and the lenders identified in the credit agreement, which expires December 2007. The fund pays a commitment fee of 0.10% per annum on its proportionate share of the unused portion of the credit agreement.

During the six months ended June 30, 2007, the fund did not utilize the line of credit.

Note 7. Other

In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is dependent on claims that may be made against the fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 8. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. An

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NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

assessment of the fund's tax positions has been made and it has been determined that there is no impact to the fund's financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the fund's financial statements.

Note 9. Subsequent Event

Effective September 28, 2007, the redemption fee charged by the fund will be 2% on shares redeemed or exchanged within 60 days of the time of purchase.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OTHER INFORMATION

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 800-330-7348, (ii) on our Web site at cohenandsteers.com or (iii) on the Securities and Exchange Commission's Web site at http://www.sec.gov. In addition, the fund's proxy voting record for the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 800-330-7348 or (ii) on the SEC's Web site at http://www.sec.gov.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available (i) without charge, upon request by calling 800-330-7348, or (ii) on the SEC's Web site at http://www.sec.gov. In addition, the Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Please note that the distributions paid by the fund to shareholders are subject to recharacterization for tax purposes. The fund may also pay distributions in excess of the fund's net investment company taxable income and this excess would be a tax-free return of capital distributed from the fund's assets. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The board of directors of the fund, including a majority of the directors who are not parties to the fund's investment management and subadvisory agreements (collectively, the "Management Agreements"), or interested persons of any such party ("Independent Directors"), has the responsibility under the 1940 Act to approve the fund's Management Agreements for their initial two year term and their continuation annually thereafter at a meeting of the board called for the purpose of voting on the approval or continuation. At a meeting held in person on June 12, 2007, the Management Agreements were discussed and were unanimously continued for a one-year term by the fund's board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meeting and executive session.

In considering whether to continue the Management Agreements, the board reviewed materials provided by the fund's investment manager (the "Investment Manager") and fund counsel which included, among other things, fee, expense and performance information compared to peer funds ("Peer Funds") prepared by an independent data provider, supplemental performance and summary information prepared by the Investment Manager, and memoranda outlining the legal duties of the board. The board also spoke directly with representatives of the independent data provider and met with investment advisory personnel. In addition, the board considered information provided from time to time by the Investment Manager throughout the year at meetings of the board,

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

including presentations by portfolio managers relating to the investment performance of the fund and the investment strategies used in pursuing the fund's objective. In particular, the board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Manager: The board reviewed the services that the Investment Manager provides to the fund, including, but not limited to, making the day-to-day investment decisions for the fund, and generally managing the fund's investments in accordance with the stated policies of the fund. The board also discussed with officers and portfolio managers of the fund the amount of time the Investment Manager dedicates to the fund and the types of transactions that were being done on behalf of the fund. Additionally, the board took into account the services provided by the Investment Manager to its other funds, including those that invest substantially in real estate securities and have investment objectives and strategies similar to the fund.

The board next considered the education, background and experience of the Investment Manager's personnel, noting particularly that the favorable history and reputation of the portfolio managers for the fund, has had, and would likely continue to have, a favorable impact on the success of the fund. The board further noted the Investment Manager's ability to attract quality and experienced personnel. The board then considered the administrative services provided by the Investment Manager, including compliance and accounting services. After consideration of the above factors, among others, the board concluded that the nature, quality and extent of services provided by the Investment Manager are adequate and appropriate.

(ii) Investment performance of the fund and the Investment Manager: The board considered the investment performance of the fund compared to Peer Funds and compared to a relevant benchmark. The board noted that the fund underformed its Peer Funds and benchmark during the one-year period. In particular, the board noted that among the Peer Funds, the fund ranked fourth in total returns for the one-year period, placing the fund in the third quartile among its Peer Funds. In addition, the directors considered supplemental performance material which showed that the fund's performance lagged its benchmark for the most recent periods. The directors noted that the fund's underperformance was due in part to the fund's overweight in Germany and the United Kingdom and cash as a result of strong inflows. The board also considered the Investment Manager's performance in managing other global real estate funds. The board then determined that fund performance, in light of all considerations noted above, was satisfactory.

(iii) Cost of the services to be provided and profits to be realized by the Investment Manager from the relationship with the fund: Next, the board considered the advisory fees, noting that sub-advisory fees are paid by the Investment Manager, and administrative fees payable by the fund, as well as total expense ratios. As part of their analysis, the board gave substantial consideration to the fee and expense analyses provided by the independent data provider. The board noted that the advisory fee was above the median for the Peer Funds and that the total expense ratio (on a gross and net basis) was above the Peer Funds' median. It was pointed out that the fund's small size

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

and short performance record have been the primary reason for the higher expense ratio, that the expense ratio has declined significantly from last year as assets of the fund have grown and that the Advisor expects the expense ratio to continue to decline with additional assets. The board further noted that the administrative fees payable by the fund were below the Peer Funds' median. In light of the considerations above, the board concluded that the fund's expense structure was competitive in the peer group.

The board also reviewed information regarding the profitability to the Investment Manager of its relationship with the fund. The board considered the level of the Investment Manager's profits and whether the profits were reasonable for the Investment Manager. The board took into consideration other benefits to be derived by the Investment Manager in connection with the Management Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, as amended, that the Investment Manager receives by allocating the fund's brokerage transactions. The board also considered the fees received by the Investment Manager under the Administration Agreement, but noted the significant services received, such as operational services and furnishing office space and facilities for the fund, and providing persons satisfactory to the board to serve as officers of the fund, and that these services were beneficial to the fund. The directors concluded that the profits realized by the Investment Manager from its administrative relationship with the fund were reasonable and consistent with fiduciary duties.

(iv) The extent to which economies of scale would be realized as the fund grows and whether fee levels would reflect such economies of scale: The board noted that the fund's advisory fee schedule contained a breakpoint of 10 basis points once the fund's assets reached $1.5 billion. The board considered the fund's asset size and determined that there were not at this time significant economies of scale that were not being shared with shareholders.

(v) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients: As discussed above in (i) and (iii), the board compared both the services rendered and the fees paid under the Management Agreement to those under other investment advisory contracts of other investment advisers managing Peer Funds. The board was also provided with an industry study analyzing differences between funds and institutional accounts and the services and fees associated with each and compared the services rendered, fees paid and profitability under the Management Agreement to the Investment Manager's other advisory contracts with institutional and other clients with similar investment mandates. The board determined that on a comparative basis the fees under the Management Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the board. Rather, after weighing all of the considerations and conclusions discussed above, the board, including the Independent Directors, unanimously approved the continuation of the Management Agreements.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Meet the Cohen & Steers family of open-end funds:

COHEN & STEERS
REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRSX

COHEN & STEERS
REALTY INCOME FUND

  •  Designed for investors seeking high current income, investing primarily in REITs

  •  Symbols: CSEIX, CSBIX, CSCIX, CSDIX

COHEN & STEERS
INTERNATIONAL REALTY FUND

  •  Designed for investors seeking maximum total return, investing primarily in international real estate securities

  •  Symbols: IRFAX, IRFCX, IRFIX

COHEN & STEERS
DIVIDEND VALUE FUND

  •  Designed for investors seeking high current income and long-term growth of income and capital appreciation, investing primarily in dividend paying common stocks and preferred stocks

  •  Symbols: DVFAX, DVFCX, DVFIX

COHEN & STEERS
INSTITUTIONAL GLOBAL REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in global real estate securities

  •  Symbol: GRSIX

COHEN & STEERS
INSTITUTIONAL REALTY SHARES

  •  Designed for institutional investors seeking maximum total return, investing primarily in REITs

  •  Symbol: CSRIX

COHEN & STEERS
REALTY FOCUS FUND

  •  Designed for investors seeking maximum capital appreciation, investing in a limited number of REITs and other real estate securities

  •  Symbols: CSFAX, CSFBX, CSFCX, CSSPX

COHEN & STEERS
UTILITY FUND

  •  Designed for investors seeking maximum total return, investing primarily in utilities

  •  Symbols: CSUAX, CSUBX, CSUCX, CSUIX

COHEN & STEERS
ASIA PACIFIC REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in the Asia Pacific region

  •  Symbols: APFAX, APFCX, APFIX

COHEN & STEERS
EUROPEAN REALTY SHARES

  •  Designed for investors seeking maximum total return, investing primarily in real estate securities located in Europe

  •  Symbols: EURAX, EURCX, EURIX

Please consider the investment objectives, risks, charges and expenses of the fund carefully before investing. A prospectus containing this and other information can be obtained by calling 800-330-7348 or by visiting cohenandsteers.com. Please read the prospectus carefully before investing.

Cohen & Steers Securities, LLC, Distributor

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

OFFICERS AND DIRECTORS

Robert H. Steers
Director and co-chairman

Martin Cohen
Director and co-chairman

Bonnie Cohen
Director

George Grossman
Director

Richard E. Kroon
Director

Richard J. Norman
Director

Frank K. Ross
Director

Willard H. Smith Jr.
Director

C. Edward Ward, Jr.
Director

Adam M. Derechin
President and chief executive officer

Joseph M. Harvey
Vice president

James S. Corl
Vice president

John E. McLean
Secretary

James Giallanza
Treasurer and chief financial officer

Lisa D. Phelan
Chief compliance officer

KEY INFORMATION

Investment Advisor

Cohen & Steers Capital Management, Inc.
280 Park Avenue
New York, NY 10017
(212) 832-3232

Fund Subadministrator and Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Transfer Agent

Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171
(800) 437-9912

Legal Counsel

Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, NY 10038

Distributor

Cohen & Steers Securities, LLC
280 Park Avenue
New York, NY 10017

Nasdaq Symbol: Class A—IRFAX
C—IRFCX
I— IRFIX

Web site: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers International Realty Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the fund. Past performance is of course no guarantee of future results and your investment may be worth more or less at the time you sell.

COHEN & STEERS

INTERNATIONAL REALTY FUND

280 PARK AVENUE

NEW YORK, NY 10017

SEMIANNUAL REPORT

JUNE 30, 2007

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Not applicable.

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)  Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a- 2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Chief Executive Officer

Date: August 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin
	Name:	Adam M. Derechin
	Title:	President and Chief Executive Officer
(principal executive officer)

By:	/s/ James Giallanza
	Name:	James Giallanza
	Title:	Treasurer
(principal financial officer)

Date: August 29, 2007